Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue	The following table illustrates the disaggregation of revenue:
	For the years ended September 30,
	2023	2022	2021
Revenue
Referral fees	$76,338	$1,760,760	$1,833
Advisory service fees	221,119	274,904	419,554
Performance fees	—	—	1,720,411
Management fees	51,071	49,614	324,184
Subscription fees	—	—	326,197
Net Revenue	$348,528	$2,085,278	$2,792,179

Schedule of Timing of Revenue Recognition
	For the years ended September 30,
	2023	2022	2021
Timing of Revenue Recognition
Services transferred at a point in time	$76,338	$1,760,760	$2,048,441
Services transferred over time	272,190	324,518	743,738
Balance at end of the year	$348,528	$2,085,278	$2,792,179

Schedule of Contract Assets	Contract assets as of September 30, 2023 and 2022 are as follows:
	As of September 30,
	2023	2022
Contract assets, net	$91,565	$137,001

Schedule of Significant Changes in the Contract Assets Balances	The significant changes in the contract assets balances during the year ended September 30, 2023 and 2022 are as follows:
Contract assets
Balance as of 9/30/2021	282,576
Amounts billed to customers(1)	(143,443)
Exchange diff.	(2,132)
Balance as of 9/30/2022	137,001
Amounts billed to customers(1)	(45,388)
Provision of current expected credit losses	(713)
Exchange diff.	665
Balance as of 9/30/2023	$91,565

(1)	The amounts billed to customers represent the reclassification of contract assets to receivables as the result of rights to consideration becoming unconditional.